Summary of Significant Accounting Policies - Additional Information (Detail)			3 Months Ended	12 Months Ended
	Aug. 02, 2015 shares	Jul. 14, 2015	Jan. 30, 2016 USD ($)	Apr. 30, 2016 USD ($) Store Segment	May 02, 2015 USD ($)	May 03, 2014 USD ($)	Dec. 22, 2014	Jan. 22, 2013	Oct. 04, 2012
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store				640
Number of states the company operated | Store				50
Number of operating segments | Segment				2
Registration amendment dates		Registration Statement on Form S-1, which was filed with the SEC on February 26, 2015 and was amended on April 29, 2015, June 4, 2015, June 29, 2015, July 13, 2015, July 14, 2015 and July 15, 2015.
Short-term, highly liquid instruments purchased with an original maturity Period				3 months
Net property and equipment				$ 298,580,000	$ 341,735,000
Depreciation expense				134,850,000	139,204,000	$ 161,252,000
Capitalized software costs				79,890,000	39,897,000
Amortizable intangible assets, net of amortization				1,610,000	2,519,000
Impairment losses on other long lived assets				3,991,000	366,000	32,379,000
Goodwill				211,276,000	215,197,000	219,119,000
Unamortizable intangible assets				309,294,000	313,134,000	313,134,000
Impairment charges				3,840,000	0	1,602,000
Deferred financing fees				7,796,000	5,371,000
Amortization of deferred financing fees				$ 3,276,000	5,477,000	5,957,000
Estimated life of NOOK, years				2 years
Advertising costs				$ 53,569,000	50,210,000	57,247,000
Costs associated with store closings				744,000	1,301,000	2,423,000
Gift card breakage				29,074,000	26,080,000	23,221,000
Gift card liabilities				353,103,000	358,146,000
Software and Software Development Costs
Summary Of Significant Accounting Policies [Line Items]
Capitalized software costs				$ 31,531,000	37,145,000
Useful Life				3 years
Capitalized Computer Software, Accumulated Amortization				$ 30,461,000	27,618,000	24,194,000
Website Development Costs
Summary Of Significant Accounting Policies [Line Items]
Useful Life				7 years
Fixtures and Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives				10 years
Goodwill and Unamortizable Intangible Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets				25.90%
Nook
Summary Of Significant Accounting Policies [Line Items]
Recognized over				2 years
Deferred revenue				$ 160,000	2,345,000
Nook | Minimum
Summary Of Significant Accounting Policies [Line Items]
Average percent, NOOK's sales price				0.00%
Nook | Maximum
Summary Of Significant Accounting Policies [Line Items]
Average percent, NOOK's sales price				4.00%
Annual Fee
Summary Of Significant Accounting Policies [Line Items]
Non-refundable, after first 30 days, annual fee				$ 25.00
Publishing contracts
Summary Of Significant Accounting Policies [Line Items]
Unamortizable intangible assets				15,894,000	19,734,000	19,734,000
Impairment charges				3,840,000		1,602,000
Selling and Administrative Expenses
Summary Of Significant Accounting Policies [Line Items]
Impairment losses on other long lived assets				150,000	366,000	30,777,000
Goodwill impairment loss				$ 0	0	0
Impairment charges			$ 3,840,000
B&N Education, LLC
Summary Of Significant Accounting Policies [Line Items]
Spin-off share distribution for each share of Barnes & Noble common stock held | shares	0.632
Percentage of membership interest following completion of Spin-Off	100.00%
Date of business Spin-Off	Aug. 02, 2015
Spin-Off transaction, record date	Jul. 27, 2015
Percentage of membership interest							100.00%
Microsoft Corporation
Summary Of Significant Accounting Policies [Line Items]
Percentage of non controlling interest									17.60%
Percentage of membership interest									82.40%
Pearson Plc
Summary Of Significant Accounting Policies [Line Items]
Percentage of non controlling interest								5.00%
B&N Retail
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store				640
Goodwill				$ 211,276,000	$ 215,197,000	$ 219,119,000